SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	¥ 35,517,634	$ 5,002,554	¥ (90,414,597)	¥ (620,248,897)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in (income) loss of subsidiaries and share of income (loss) from VIEs	31,610,752	4,452,281	(62,395,476)	15,127,838
Share-based compensation			66,741,438	132,139,459
Foreign exchange gain, net	(125,893)	(17,732)
Changes in operating assets and liabilities:
Prepayments	(10,364,572)	(1,459,819)	54,652,740	(28,610,593)
Other current assets	(16,200,082)	(2,281,734)	39,362,970	(139,662,715)
Amounts due from subsidiaries and VIEs	(32,868,136)	(4,629,380)	1,033,302	(28,113,868)
Accrued expenses and other current liabilities	(56,200,218)	(7,915,635)	(155,526,435)	74,287,172
Cash (used in) provided by operating activities	(47,687,219)	(6,716,604)	(67,833,405)	(586,257,769)
Proceeds from disposal of short-term investments	2,868,625,000	404,037,381	2,104,283,000	1,840,229,000
Purchases of short-term investments	1,778,550,000	250,503,528	2,415,288,000	1,736,355,000
Cash (used in) provided by investing activities	414,184,628	58,336,685	(608,617,399)	(19,129,248)
Repurchase of ordinary shares			(108,967,252)	(107,151,908)
Cash used in financing activities	(965)	(136)	(108,967,252)	(107,151,908)
Effect of foreign exchange rate changes	94,834,375	13,357,142	365,968,962	(112,129,959)
NET DECREASE IN CASH AND CASH EQUIVALENTS	461,330,819	64,977,087	(419,449,094)	(824,668,884)
Cash, cash equivalent and restricted cash at the beginning of the year	4,047,659,499	570,100,917	4,467,108,593	5,291,777,477
Cash, cash equivalent and restricted cash at the end of the year	4,508,990,318	635,078,004	4,047,659,499	4,467,108,593
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	35,517,634	5,002,554	(75,422,408)	(581,883,146)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in (income) loss of subsidiaries and share of income (loss) from VIEs	190,965,494	26,896,927	170,956,497	505,172,018
Share-based compensation			6,196,546	12,144,578
Foreign exchange gain, net	(123,163)	(17,347)
Changes in operating assets and liabilities:
Prepayments	55,435	7,808	11,223,022	(10,586,501)
Other current assets	(88,851,970)	(12,514,537)	(51,285,121)	9,623,257
Amounts due from subsidiaries and VIEs				38,099,544
Accrued expenses and other current liabilities	15,719,885	2,214,099	(34,425,208)	38,682,365
Other liabilities	(11,583,600)	(1,631,516)	(10,363,176)	(13,015,215)
Cash (used in) provided by operating activities	141,699,715	19,957,988	16,880,152	(1,763,100)
Proceeds from disposal of short-term investments	2,098,625,000	295,585,149	1,654,283,000	1,370,229,000
Purchases of short-term investments	(1,778,550,000)	(250,503,528)	(2,385,288,000)	(956,355,000)
Investment in subsidiaries	(16,196,850)	(2,281,279)	(181,739,530)	(424,558,504)
Cash (used in) provided by investing activities	303,878,150	42,800,342	(912,744,530)	(10,684,504)
Repurchase of ordinary shares			(108,967,252)	(107,151,908)
Cash used in financing activities			(108,967,252)	(107,151,908)
Effect of foreign exchange rate changes	96,480,231	13,588,956	372,915,098	(123,540,779)
NET DECREASE IN CASH AND CASH EQUIVALENTS	542,058,096	76,347,286	(631,916,532)	(243,140,291)
Cash, cash equivalent and restricted cash at the beginning of the year	3,574,342,723	503,435,643	4,206,259,255	4,449,399,546
Cash, cash equivalent and restricted cash at the end of the year	¥ 4,116,400,819	$ 579,782,929	¥ 3,574,342,723	¥ 4,206,259,255